Acquisition	12 Months Ended
Jan. 31, 2019
Business Combinations [Abstract]
Acquisition

16. Acquisition

On December 4, 2018, the Company entered into an asset purchase agreement with Vital Score, Inc. (“Vital Score”) to acquire all of the assets, and assumed certain of the liabilities, of Vital Score. The acquisition of Vital Score expanded the Company’s clinical and patient activation offerings and deepened its capabilities in motivational science. The acquisition consideration was comprised of cash consideration consisting of (i) $1,540 with $1,190 payable upon the closing of the acquisition and $350 payable on the first anniversary; and (ii) 40,327 shares of common stock issued to the two principals of Vital Score which vest 50% at closing and 50% in four equal annual installments beginning on the one-year anniversary of closing provided that the principals are still employed at the Company. These shares were valued at $8.03 per share. In addition, the principals can receive up to $750 in contingent consideration based upon the achievement of certain sales goals. Since 50% of the shares of common stock and the contingent consideration are contingent upon the principals continued service with the Company, these amounts will be recorded as compensation expense and not included in the purchase price.

The following table summarizes the purchase price consideration based on the estimated acquisition-date fair value of the acquisition consideration:

Cash consideration	$1,540
Common stock issued (20,164 shares at $8.03 per share)	162

Total fair value of acquisition consideration	$1,702

The following table summarizes the final allocation of the purchase price based on the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Property and equipment	$5
Acquired technology	490
Customer relationships	980
Goodwill	250

Total assets acquired	$1,725
Accounts payable	(23)

Total purchase price	$1,702

The purchase price was allocated to the tangible assets and identifiable intangible assets acquired and liabilities assumed based on their acquisition-date estimated fair values. The identifiable intangible assets principally included acquired technology and customer relationships, both of which are subject to amortization on a straight-line basis and are being amortized over 5 and 7 years, respectively. The weighted average amortization period for acquired intangible assets as of the date of acquisition is 5.8 years.

The Company, with the assistance of a third-party appraiser, assessed the fair value of the assets of Vital Score. The fair value of the acquired technology was estimated using the cost to replace method. The fair value of customer relationships was estimated using a multi period excess earnings method. To calculate fair value, the Company used cash flows discounted at a rate considered appropriate given the inherent risks associated with each client grouping.

The useful lives of the intangible assets were estimated based on the expected future economic benefit of the assets and are being amortized over the estimated useful life in proportion to the economic benefits consumed using the straight-line method.

The amortization of intangible assets is deductible for income tax purposes.

The Company believes the goodwill related to the acquisition was a result of providing the Company a complementary service offering that will enable the Company to leverage its services with existing and new clients. The goodwill is deductible for income tax purposes.

Revenue from Vital Score is primarily comprised of fees from customers using its Motivational Indexing Product. Revenue for these services and the related costs are recognized each month as performance obligations are satisfied and costs are incurred, and are included in subscription and related services and cost of revenues (excluding depreciation and amortization), respectively, in the statements of operations. For the period from December 4, 2018 (date of acquisition) to January 31, 2019, the results of Vital Score are included in the Company’s results and were immaterial. For the year ended January 31, 2018, the unaudited revenues and unaudited net loss of Vital Score were approximately $250 and $455, respectively. For the period from February 1, 2018 through December 4, 2018, the unaudited revenues and unaudited net loss of Vital Score were approximately $100 and $600, respectively.